COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
Schedule of Future Minimum Lease Payments	Aggregate minimum future lease payments under the operating leases are as follows:

YEAR ENDING
DECEMBER 31,	AMOUNT

2013	$ 74,194
2014	23,276